Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 728,996	$ 114,395	¥ 897,035	¥ 1,447,899
Cost of revenues	(483,701)	(75,903)	(607,077)	(755,356)
Gross profit	245,295	38,492	289,958	692,543
Operating expenses:
Selling and marketing expenses	(250,850)	(39,364)	(310,433)	(437,986)
General and administrative expenses	(341,455)	(53,582)	(348,435)	(449,903)
Research and development expenses	(18,413)	(2,889)	(31,878)	(32,333)
Loss from operations	(365,423)	(57,343)	(400,788)	(227,679)
Other income (expenses):
Interest income	340	53	448	1,633
Interest expenses	(2,400)	(377)	(6,101)	(2,453)
Foreign currency exchange loss, net	(9,678)	(1,519)	(382)	(19)
Gains/(losses) on disposal and closure of subsidiaries and branches	(37,829)	(5,936)	(31,884)	583
Gains on Short-term investments			495
Government grants	7,969	1,251	28,124	5,773
Equity in income/(loss) on equity method investments	(149)	(23)	(1,532)	2,658
Others, net	634	99	4,640	4,044
Loss before income tax	(406,536)	(63,795)	(406,980)	(215,460)
Income tax credit/(expense)	20,239	3,176	(5,803)	(9,608)
Net loss	(386,297)	(60,619)	(412,783)	(225,068)
Less: Net loss attributable to non-controlling interests	(1,998)	(314)	(1,798)	(5,664)
Net loss attributable to shareholders of the Company	(384,299)	(60,305)	(410,985)	(219,404)
Less: Accretion of Redeemable Owners’ Investment
Net loss available to shareholders of the Company	(384,299)	(60,305)	(410,985)	(219,404)
Net loss	(386,297)	(60,619)	(412,783)	(225,068)
Comprehensive loss	¥ (386,297)	$ (60,619)	¥ (412,783)	¥ (225,068)
Net loss per share
- Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (28.19)	$ (4.42)	¥ (221.51)	¥ (136.02)
- Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (31.92)	$ (5.01)	¥ (187.26)	¥ (136.02)
Weighted average shares used in calculating net loss per share
- Basic (in Shares)	13,634,847	13,634,847	1,855,382	1,613,054
- Diluted (in Shares)	12,040,040	12,040,040	2,194,735	1,613,054